UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):    [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim              New York, NY                     5/18/09
---------------              ------------                     --------
  [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                            TITLE OF                   VALUE      SHRS/     SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION COM              060505104      491     72,000  PUT         DEFINED     01     72,000
CAPITAL ONE FINL CORP       COM              14040H105      321     24,800  PUT         DEFINED     01     24,800
COLUMBIA SPORTSWEAR CO      COM              198516106      245      8,200  SH          DEFINED     01      8,200
DEUTSCHE BANK AG            NAMEN AKT        D18190898      203      5,000  PUT         DEFINED     01      5,000
DOT HILL SYS CORP           COM              25848T109       92    158,200  SH          DEFINED     01    158,200
DSP GROUP INC               COM              23332B106      233     54,000  SH          DEFINED     01     54,000
EARTHLINK INC               NOTE 3.250%11/1  270321AA0      949  1,000,000  PRN         DEFINED     01                     1,000,000
EQUINIX INC                 NOTE 2.500% 4/1  29444UAF3    1,670  2,000,000  PRN         DEFINED     01                     2,000,000
GOLDMAN SACHS GROUP INC     COM              38141G104      848      8,000  PUT         DEFINED     01      8,000
HUDSON CITY BANCORP         COM              443683107      448     38,300  PUT         DEFINED     01     38,300
ISHARES TR                  BARCLYS 20+ YR   464287432    6,871     65,000  PUT         DEFINED     01     65,000
ISHARES TR                  RUSSELL 2000     464287655    1,262     30,000  PUT         DEFINED     01     30,000
ISHARES TR                  DJ US REAL EST   464287739    3,182    125,000  PUT         DEFINED     01    125,000
K-SWISS INC                 CL A             482686102      130     15,200  SH          DEFINED     01     15,200
M & T BK CORP               COM              55261F104      611     13,500  PUT         DEFINED     01     13,500
METLIFE INC                 COM              59156R108    1,196     52,500  PUT         DEFINED     01     52,500
MORGAN STANLEY              COM NEW          617446448      410     18,000  PUT         DEFINED     01     18,000
NEWMONT MINING CORP         COM              651639106      228      5,100  SH          DEFINED     01      5,100
OMNIVISION TECHNOLOGIES INC COM              682128103      514     76,500  SH          DEFINED     01     76,500
PNC FINL SVCS GROUP INC     COM              693475105    1,517     51,800  PUT         DEFINED     01     51,800
POWERSHARES QQQ TRUST       UNIT SER 1       73935A104    9,096    300,000  PUT         DEFINED     01    300,000
RACKABLE SYS INC            COM              750077109      466    114,700  SH          DEFINED     01    114,700
REALNETWORKS INC            COM              75605L104       58     25,000  SH          DEFINED     01     25,000
SELECT SECTOR SPDR TR       SBI INT-FINL     81369Y605    1,101    125,000  PUT         DEFINED     01    125,000
SPDR GOLD TRUST             GOLD SHS         78463v107      334      3,700  SH          DEFINED     01      3,700
SPDR TR                     UNIT SER 1       78462F103   30,974    389,500  PUT         DEFINED     01    389,500
STAMPS COM INC              COM NEW          852857200      276     28,500  SH          DEFINED     01     28,500
SYCAMORE NETWORKS INC       COM              871206108       99     37,200  SH          DEFINED     01     37,200
WELLS FARGO & CO NEW        COM              949746101      428     30,000  PUT         DEFINED     01     30,000
ZIONS BANCORPORATION        COM              989701107      177     18,000  PUT         DEFINED     01     18,000

                                          30            64,430
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         30
Form 13F Information Table Value Total:         64,430
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC




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